CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Due from merchant credit card processor, reserve for chargebacks	$ 2,500	$ 15,000	$ 40,000
Accounts receivable, allowance for doubtful accounts	115,000	61,000	80,000
Property and equipment, accumulated depreciation	24,711	16,595	5,144
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	250,000,000	250,000,000	250,000,000
Common stock, shares issued	60,372,344	60,185,344	60,135,344
Common stock, shares outstanding	60,372,344	60,185,344	60,135,344
Senior Convertible Note Payable [Member]
Debt discount, current portion	69,734	0
Senior Convertible Notes Payable to Related Parties[Member]
Debt discount, current portion	8,536	0
Long Term Debt Instrument Unamortized Discount	$ 2,462	$ 3,530	$ 0